Schedule of Investments (unaudited)
July 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
L3Harris Technologies, Inc.	638	$ 120,895
Automobile Components — 1.1%
Lear Corp.	369	57,106
Automobiles — 2.1%
General Motors Co.	2,769	106,247
Banks — 8.7%
Citigroup, Inc.	2,683	127,872
Citizens Financial Group, Inc.	2,623	84,618
First Citizens BancShares, Inc., Class A	54	77,290
JPMorgan Chase & Co.	465	73,452
Wells Fargo & Co.	1,677	77,410
		440,642
Beverages — 0.4%
Molson Coors Beverage Co., Class B	323	22,536
Capital Markets — 2.3%
Goldman Sachs Group, Inc.	113	40,213
Raymond James Financial, Inc.(a)	708	77,930
		118,143
Chemicals — 1.0%
International Flavors & Fragrances, Inc.	626	52,966
Communications Equipment — 2.7%
Cisco Systems, Inc.	2,682	139,571
Consumer Staples Distribution & Retail — 2.1%
Dollar Tree, Inc.(b)	694	107,105
Containers & Packaging — 2.1%
Sealed Air Corp.	2,299	104,880
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	3,083	105,069
Electric Utilities — 1.8%
Exelon Corp.	2,207	92,385
Electronic Equipment, Instruments & Components — 1.0%
Zebra Technologies Corp., Class A(b)	158	48,658
Financial Services — 2.9%
Fidelity National Information Services, Inc.	1,694	102,284
Visa, Inc., Class A	190	45,168
		147,452
Food Products — 4.7%
Kraft Heinz Co.	3,700	133,866
Mondelez International, Inc., Class A	1,400	103,782
		237,648
Ground Transportation — 2.2%
Union Pacific Corp.	477	110,674
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	2,871	129,855
Zimmer Biomet Holdings, Inc.(a)	473	65,345
		195,200
Health Care Providers & Services — 9.9%
Cardinal Health, Inc.	1,294	118,362
Cigna Group	423	124,827
Elevance Health, Inc.	240	113,191
Laboratory Corp. of America Holdings	690	147,612
		503,992
Security	Shares	Value
Household Durables — 4.6%
Newell Brands, Inc.	3,024	$ 33,748
Panasonic Holdings Corp.	9,100	112,325
Sony Group Corp., ADR	938	87,797
		233,870
Insurance — 8.3%
American International Group, Inc.	2,073	124,960
Fidelity National Financial, Inc., Class A	1,044	40,893
First American Financial Corp.	761	48,232
Prudential PLC	5,793	80,444
Willis Towers Watson PLC	590	124,685
		419,214
IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A	2,045	135,031
Life Sciences Tools & Services — 1.6%
Avantor, Inc.(b)	2,870	59,036
Fortrea Holdings, Inc.(b)	690	22,052
		81,088
Machinery — 2.4%
Komatsu Ltd.	2,900	81,242
Pentair PLC	617	42,881
		124,123
Media — 1.8%
Comcast Corp., Class A	1,996	90,339
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc.	1,219	76,943
Oil, Gas & Consumable Fuels — 8.3%
Cheniere Energy, Inc.	676	109,417
EQT Corp.	645	27,206
Kosmos Energy Ltd.(b)	9,086	64,511
Shell PLC	4,268	129,353
Woodside Energy Group Ltd.	3,586	92,430
		422,917
Personal Care Products — 1.0%
Unilever PLC, ADR	963	51,742
Pharmaceuticals — 4.9%
AstraZeneca PLC	606	87,068
Eli Lilly & Co.	70	31,818
Novo Nordisk A/S, ADR	229	36,892
Sanofi	866	92,389
		248,167
Professional Services — 2.2%
CACI International, Inc., Class A(b)	316	110,739
Software — 2.3%
Microsoft Corp.	343	115,221
Specialized REITs — 1.4%
Crown Castle, Inc.	655	70,930
Technology Hardware, Storage & Peripherals — 1.9%
Western Digital Corp.(b)	2,318	98,654
Textiles, Apparel & Luxury Goods — 2.1%
Gildan Activewear, Inc.	2,292	71,281
Ralph Lauren Corp., Class A	284	37,298
		108,579
Total Long-Term Investments — 100.3% (Cost: $5,077,412)		5,098,726

Schedule of Investments (unaudited)  (continued)
July 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(c)(d)	17,864	$ 17,864
SL Liquidity Series, LLC, Money Market Series, 5.42%(c)(d)(e)	92,257	92,275
Total Short-Term Securities — 2.2% (Cost: $110,139)		110,139
Total Investments — 102.5% (Cost: $5,187,551)		5,208,865
Liabilities in Excess of Other Assets — (2.5)%		(127,075)
Net Assets — 100.0%		$ 5,081,790
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 77,979	$ —	$ (60,115)(a)	$ —	$ —	$ 17,864	17,864	$ 538	$ —
SL Liquidity Series, LLC, Money Market Series	195,459	—	(103,200)(a)	25	(9)	92,275	92,257	5(b)	—
				$ 25	$ (9)	$ 110,139		$ 543	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)  (continued)
July 31, 2023
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 120,895	$ —	$ —	$ 120,895
Automobile Components	57,106	—	—	57,106
Automobiles	106,247	—	—	106,247
Banks	440,642	—	—	440,642
Beverages	22,536	—	—	22,536
Capital Markets	118,143	—	—	118,143
Chemicals	52,966	—	—	52,966
Communications Equipment	139,571	—	—	139,571
Consumer Staples Distribution & Retail	107,105	—	—	107,105
Containers & Packaging	104,880	—	—	104,880
Diversified Telecommunication Services	105,069	—	—	105,069
Electric Utilities	92,385	—	—	92,385
Electronic Equipment, Instruments & Components	48,658	—	—	48,658
Financial Services	147,452	—	—	147,452
Food Products	237,648	—	—	237,648
Ground Transportation	110,674	—	—	110,674
Health Care Equipment & Supplies	195,200	—	—	195,200
Health Care Providers & Services	503,992	—	—	503,992
Household Durables	121,545	112,325	—	233,870
Insurance	338,770	80,444	—	419,214
IT Services	135,031	—	—	135,031
Life Sciences Tools & Services	81,088	—	—	81,088
Machinery	42,881	81,242	—	124,123
Media	90,339	—	—	90,339
Multi-Utilities	76,943	—	—	76,943
Oil, Gas & Consumable Fuels	201,134	221,783	—	422,917
Personal Care Products	51,742	—	—	51,742
Pharmaceuticals	68,710	179,457	—	248,167
Professional Services	110,739	—	—	110,739
Software	115,221	—	—	115,221
Specialized REITs	70,930	—	—	70,930
Technology Hardware, Storage & Peripherals	98,654	—	—	98,654
Textiles, Apparel & Luxury Goods	108,579	—	—	108,579
Short-Term Securities
Money Market Funds	17,864	—	—	17,864
	$ 4,441,339	$ 675,251	$ —	5,116,590
Investments valued at NAV(a)				92,275
				$ 5,208,865
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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